Fair Value Measurement - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Detail) - Fair Value, Measurements, Recurring - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Total	¥ 64,355	¥ 178,830
Total (losses) gains	(49,664)	(52,877)
Liabilities
Purchase consideration payables	15,845	16,002
Contingent consideration	1,800	1,800
Total	17,645	17,802
Total (losses) gains		1,100
Short-term investments, commercial bank deposits - recurring
Assets
Short-term investments fair value	2,500	69,548
Short-term investments, alternative investment fund
Assets
Short-term investments fair value	61,855	109,282
Total (losses) gains	(49,664)	(52,877)
Level 2
Assets
Total	2,500	69,548
Level 2 | Short-term investments, commercial bank deposits - recurring
Assets
Short-term investments fair value	2,500	69,548
Level 3
Liabilities
Purchase consideration payables	15,845	16,002
Contingent consideration	1,800	1,800
Total	¥ 17,645	¥ 17,802